Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2023	$ 218,968	$ 1,301	$ 291,463	$ 4,651	$ (10,507)	$ (67,940)
Changes in equity
Loss for the period	(18,045)	0	0	0	0	(18,045)
Other comprehensive (expense)/income	(2,385)	0	0	(650)	(1,735)	0
Total comprehensive loss for the period	(20,430)	0	0	(650)	(1,735)	(18,045)
Share-based compensation expense	139	0	0	139	0	0
Transfer of share options	0	0	0	(427)	0	427
Total transactions with owners	139	0	0	(288)	0	427
Ending balance at Jun. 30, 2024	198,677	1,301	291,463	3,713	(12,242)	(85,558)
Beginning balance at Dec. 31, 2024	178,951	1,301	291,463	5,194	(12,561)	(106,446)
Changes in equity
Loss for the period	(20,101)	0	0	0	0	(20,101)
Other comprehensive (expense)/income	967	0	0	(22)	989	0
Total comprehensive loss for the period	(19,134)	0	0	(22)	989	(20,101)
Share-based compensation expense	3,514	0	0	3,514	0	0
Transfer of share options	0	0	0	(269)	0	269
Share option exercises	0	0	0	(10)	0	10
Issue of share capital	139,848	250	139,598	0	0	0
Total transactions with owners	143,362	250	139,598	3,235	0	279
Ending balance at Jun. 30, 2025	$ 303,179	$ 1,551	$ 431,061	$ 8,407	$ (11,572)	$ (126,268)